SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Information by Reportable Segment	The following table shows information by reportable segment for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022		2021
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$6,576	$34,127	$16,462	$1,730
Cost of revenues	7,344	29,624	15,866	915
Gross profit (loss)	$(768)	$4,503	$596	$815
The following table shows information by reportable segment for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021		2020
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$38,971	$23,266	$33,085	$2,075
Cost of revenues	53,827	10,303	45,872	1,105

Gross profit (loss)	$(14,856)	$12,963	$(12,787)	$970